Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Recent Accounting Pronouncements

Note 2—Recent Accounting Pronouncements

ASU No. 2013-03-Financial Instruments (Topic 825). In February 2013, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2013-03 in order to clarify the scope and applicability of ASU No. 2011-04-Fair Value Measurement (Topic 820) to nonpublic entities. Contrary to the stated intent of ASU No. 2011-04 to exempt all nonpublic entities for a particular disclosure, that Update’s amendment to Topic 825 suggested that nonpublic entities that have total assets of $100 million or more or that have one or more derivative instruments would not qualify for the intended exemption.

The amendments clarify that the requirement to disclose “the level of the fair value hierarchy within which the fair value measurements are categorized in their entirety (Level 1, 2 or 3)” does not apply to nonpublic entities for items that are not measured at fair value in the statement of financial position but for which fair value is disclosed. The amendments in this Update affect nonpublic entities that have total assets of $100 million or more or that have one or more derivative instruments. The amendment will be effective upon existence. Management does not expect any effect on the financial statements as a result of this Update.

ASU No. 2013-02-Comprehensive Income (Topic 220). In February 2013, the FASB issued ASU No. 2013-02 in order to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period.

The amendments in this Update apply to all entities that issue financial statements that are presented in conformity with GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. Nonpublic entities are required to comply with all requirements of the amendments for annual reporting periods. Management does not expect any effect on the financial statements as a result of this Update.